Stockholders' Equity and Non-controlling Interest	9 Months Ended
Jul. 31, 2013
Stockholders' Equity and Non-controlling Interest

11. Stockholders’ Equity and Non-controlling Interest

The following tables summarize the changes in equity attributable to Quiksilver, Inc. and the non-controlling interests of its consolidated subsidiaries:

In thousands For the nine months ended July 31, 2013:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2012	$583,310	$18,926	$602,236
Stock compensation expense	16,195	—	16,195
Exercise of stock options	4,990	—	4,990
Employee stock purchase plan	1,175	—	1,175
Transactions with non-controlling interest holders	(44)	44	—
Net loss and other comprehensive (loss)/income	(72,206)	435	(71,771)

Balance, July 31, 2013	$533,420	$19,405	$552,825

For the nine months ended July 31, 2012:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2011	$610,098	$12,524	$622,622
Stock compensation expense	17,272	—	17,272
Exercise of stock options	224	—	224
Employee stock purchase plan	1,111	—	1,111
Business acquisitions	(11,110)	(5,034)	(16,144)
Net loss and other comprehensive (loss)/income	(64,266)	2,257	(62,009)

Balance, July 31, 2012	$553,329	$9,747	$563,076